Employee Benefit Plans and Postretirement Benefits - Projected Benefit Obligations in Excess of Plan Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ 3,211	$ 2,149
Fair value of plan assets	2,404	1,191
Healthcare [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	1,157	1,243
Fair value of plan assets	105	107
Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ 423	$ 526